Other Balance Sheet Information - Additional Information (Details)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($) acquisition	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) acquisition	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Payables and Accruals [Abstract]
Writeoff of allowance for credit losses	$ 200,000	$ 200,000
Allowance for doubtful accounts	$ 500,000	500,000		$ 700,000	$ 200,000
Inventory write-down		12,200,000	$ 6,100,000	10,400,000	11,200,000	$ 22,400,000
Asset impairment charges		$ 0	0	$ 0	$ 0	$ 0
Number of businesses acquired | acquisition		0		2
Impairment of goodwill and intangible assets		$ 0	$ 0